Investment (Tables)	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Schedule of Equity Securities Fair Value	The following table sets forth the Company’s equity securities without readily determinable fair value:
December 31, 2025
USD
Prime Source Technology Limited	$568,139